Intangible Assets - Significant Intangible Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Useful Lives of Intangible Assets Other Than Goodwill
Total significant intangible assets	€ 912	€ 1,119
Customer relationships | Concur
Useful Lives of Intangible Assets Other Than Goodwill
Total significant intangible assets	€ 396	540
Customer relationships | Concur | Lowest
Useful Lives of Intangible Assets Other Than Goodwill
Remaining Useful Life (in years)	5 years
Customer relationships | Concur | Highest
Useful Lives of Intangible Assets Other Than Goodwill
Remaining Useful Life (in years)	9 years
Customer relationships | LeanIX
Useful Lives of Intangible Assets Other Than Goodwill
Total significant intangible assets	€ 290	333
Remaining Useful Life (in years)	11 years
Customer relationships | WalkMe
Useful Lives of Intangible Assets Other Than Goodwill
Total significant intangible assets	€ 226	€ 246
Remaining Useful Life (in years)	13 years